UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Aggressive Growth Fund

August 31, 2006

FEG-QTLY-1006

1.805759.102

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.5%
Hotels, Restaurants & Leisure - 1.0%
Penn National Gaming, Inc. (a)	1,102,239	$ 36,506
Household Durables - 1.0%
Harman International Industries, Inc.	461,372	37,426
Internet & Catalog Retail - 1.5%
Coldwater Creek, Inc. (a)	1,978,653	54,354
Media - 1.0%
Focus Media Holding Ltd. ADR (a)	643,399	37,961
Specialty Retail - 5.0%
Abercrombie & Fitch Co. Class A	1,319,700	85,160
PETsMART, Inc.	739,780	18,568
Urban Outfitters, Inc. (a)	4,977,822	78,102
Williams-Sonoma, Inc.	34,500	1,016
		182,846
TOTAL CONSUMER DISCRETIONARY		349,093
ENERGY - 6.3%
Energy Equipment & Services - 1.8%
FMC Technologies, Inc. (a)	541,500	31,851
W-H Energy Services, Inc. (a)	664,700	33,547
		65,398
Oil, Gas & Consumable Fuels - 4.5%
Chesapeake Energy Corp.	1,121,700	35,412
EOG Resources, Inc.	528,000	34,225
Quicksilver Resources, Inc. (a)	795,740	29,936
Range Resources Corp.	1,313,700	36,757
Ultra Petroleum Corp. (a)	634,900	31,516
		167,846
TOTAL ENERGY		233,244
FINANCIALS - 6.0%
Capital Markets - 1.9%
Greenhill & Co., Inc. (d)	320,000	17,610
Indiabulls Financial Services Ltd.	4,029,585	27,050
Indiabulls Financial Services Ltd. GDR (f)	1,245,356	8,342
Jefferies Group, Inc.	697,800	17,389
		70,391
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 3.9%
CBOT Holdings, Inc. Class A (d)	314,500	$ 36,947
IntercontinentalExchange, Inc.	1,664,112	105,272
		142,219
Real Estate Investment Trusts - 0.2%
Host Hotels & Resorts, Inc.	418,255	9,427
TOTAL FINANCIALS		222,037
HEALTH CARE - 30.0%
Biotechnology - 3.9%
Alnylam Pharmaceuticals, Inc. (a)(d)(e)	2,274,419	29,613
Celgene Corp. (a)	782,000	31,820
PDL BioPharma, Inc. (a)	2,081,400	41,004
Telik, Inc. (a)(d)	2,253,985	40,189
		142,626
Health Care Equipment & Supplies - 15.6%
Advanced Medical Optics, Inc. (a)(d)	1,536,900	74,002
Conceptus, Inc. (a)	799,208	13,786
Cyberonics, Inc. (a)(d)(e)	2,506,400	40,804
Haemonetics Corp. (a)(d)	836,500	38,964
Mentor Corp.	736,600	35,755
NeuroMetrix, Inc. (a)(e)	674,713	18,291
Northstar Neuroscience, Inc.	1,009,100	11,857
NuVasive, Inc. (a)(e)	3,202,750	65,849
Palomar Medical Technologies, Inc. (a)(d)	664,619	26,385
Somanetics Corp. (a)(e)	991,100	16,710
St. Jude Medical, Inc. (a)	5,356,500	195,031
Varian Medical Systems, Inc. (a)	689,400	36,745
		574,179
Health Care Technology - 1.3%
Eclipsys Corp. (a)	1,870,443	31,985
Merge Technologies, Inc. (a)(d)(e)	2,294,225	17,000
		48,985
Life Sciences Tools & Services - 2.8%
Millipore Corp. (a)	295,300	18,952
Ventana Medical Systems, Inc. (a)	1,814,824	84,643
		103,595
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 6.4%
Allergan, Inc.	971,006	$ 111,238
Medicis Pharmaceutical Corp. Class A	1,268,600	37,157
Sepracor, Inc. (a)	1,822,001	85,652
		234,047
TOTAL HEALTH CARE		1,103,432
INDUSTRIALS - 9.4%
Aerospace & Defense - 0.6%
Ceradyne, Inc. (a)(d)	475,102	20,938
Air Freight & Logistics - 0.4%
UTI Worldwide, Inc.	665,747	15,345
Construction & Engineering - 2.0%
Infrasource Services, Inc. (a)(e)	2,099,600	36,302
Quanta Services, Inc. (a)	2,104,800	37,318
		73,620
Electrical Equipment - 4.0%
Energy Conversion Devices, Inc. (a)(d)(e)	2,063,412	72,323
Rockwell Automation, Inc.	622,200	35,080
Suntech Power Holdings Co. Ltd. sponsored ADR (d)	1,357,100	39,356
		146,759
Industrial Conglomerates - 1.1%
McDermott International, Inc. (a)	886,500	42,729
Machinery - 1.2%
Deere & Co.	553,200	43,205
Marine - 0.1%
Diana Shipping, Inc.	315,000	4,041
TOTAL INDUSTRIALS		346,637
INFORMATION TECHNOLOGY - 26.7%
Communications Equipment - 2.0%
Comverse Technology, Inc. (a)	3,586,193	74,951
Computers & Peripherals - 0.6%
Brocade Communications Systems, Inc. (a)	3,247,745	20,136
Internet Software & Services - 0.8%
Bankrate, Inc. (a)(d)(e)	1,017,500	28,917
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 2.2%
Cognizant Technology Solutions Corp. Class A (a)	590,700	$ 41,296
Paychex, Inc.	1,059,000	38,029
		79,325
Semiconductors & Semiconductor Equipment - 11.7%
ARM Holdings PLC sponsored ADR	5,707,200	38,809
ASML Holding NV (NY Shares) (a)	3,476,100	76,683
Broadcom Corp. Class A (a)	2,589,000	76,220
Lam Research Corp. (a)	1,145,600	49,020
Marvell Technology Group Ltd. (a)	2,132,030	37,332
Microchip Technology, Inc.	1,130,463	38,617
PMC-Sierra, Inc. (a)(d)	8,844,872	60,499
Qimonda AG Sponsored ADR (a)	1,181,100	19,075
Renewable Energy Corp. AS (d)	2,517,250	35,239
		431,494
Software - 9.4%
Activision, Inc. (a)	2,825,933	36,455
Autodesk, Inc. (a)	1,084,200	37,687
BEA Systems, Inc. (a)	1,350,900	18,548
Electronic Arts, Inc. (a)	1,082,700	55,185
Hyperion Solutions Corp. (a)	1,147,941	38,020
Informatica Corp. (a)	2,647,800	38,764
NAVTEQ Corp. (a)	675,100	17,931
Nintendo Co. Ltd.	198,600	40,737
Wind River Systems, Inc. (a)(e)	6,065,880	61,690
		345,017
TOTAL INFORMATION TECHNOLOGY		979,840
MATERIALS - 5.9%
Chemicals - 5.9%
Agrium, Inc.	1,667,600	38,729
Monsanto Co.	1,156,000	54,841
Mosaic Co.	2,462,000	39,983
Potash Corp. of Saskatchewan, Inc.	835,922	81,895
		215,448
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.3%
Level 3 Communications, Inc. (a)(d)	9,846,300	$ 43,619
Qwest Communications International, Inc. (a)	4,534,010	39,945
		83,564
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	1,022,200	36,656
TOTAL TELECOMMUNICATION SERVICES		120,220
UTILITIES - 1.1%
Independent Power Producers & Energy Traders - 1.1%
Ormat Technologies, Inc.	1,077,904	39,225
TOTAL COMMON STOCKS (Cost $3,793,404)		3,609,176
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(g)	96,800	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,452)		0
Money Market Funds - 7.0%
Fidelity Cash Central Fund, 5.31% (b)	54,160,846	54,161
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	205,301,628	205,302
TOTAL MONEY MARKET FUNDS (Cost $259,463)		259,463
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $4,054,319)		3,868,639
NET OTHER ASSETS - (5.2)%		(191,854)
NET ASSETS - 100%		$ 3,676,785
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,342,000 or 0.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 1,452
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 1,636
Fidelity Securities Lending Cash Central Fund	964
Total	$ 2,600
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alnylam Pharmaceuticals, Inc.	$ 20,009	$ 9,053	$ -	$ -	$ 29,613
American Medical Systems Holdings, Inc.	87,111	5,731	94,699	-	-
Bankrate, Inc.	-	46,209	-	-	28,917
Cyberonics, Inc.	70,706	-	-	-	40,804
Energy Conversion Devices, Inc.	-	93,794	15,680	-	72,323
Infrasource Services, Inc.	-	44,527	8,389	-	36,302
Ixia	51,450	8,245	53,931	-	-
Martek Biosciences	45,273	16,377	78,269	-	-
Medicis Pharmaceutical Corp. Class A	45,673	99,252	100,696	206	-
Merge Technologies, Inc.	-	38,575	-	-	17,000
NeuroMetrix, Inc.	21,797	756	1,818	-	18,291
NuVasive, Inc.	37,954	17,232	-	-	65,849
Somanetics Corp.	-	20,976	-	-	16,710
Wind River Systems, Inc.	-	74,756	5,423	-	61,690
Total	$ 379,973	$ 475,483	$ 358,905	$ 206	$ 387,499
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $4,078,231,000. Net unrealized depreciation aggregated $209,592,000, of which $259,874,000 related to appreciated investment securities and $469,466,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Company Fund

August 31, 2006

GCF-QTLY-1006

1.805820.102

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.6%
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.	65,000	$ 2,334
Starbucks Corp. (a)	3,218,400	99,803
The Cheesecake Factory, Inc. (a)	1,345,977	33,501
Tim Hortons, Inc. (d)	139,200	3,621
		139,259
Household Durables - 0.1%
LG Electronics, Inc.	350,000	23,447
Tupperware Brands Corp.	50,000	901
		24,348
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)(d)	105,000	3,237
Liberty Media Holding Corp. - Interactive Series A (a)	1,813,831	34,572
Stamps.com, Inc. (a)(e)	2,328,925	44,343
		82,152
Media - 1.8%
CBS Corp. Class B	1,115,988	31,861
Comcast Corp.:
Class A (a)	4,915,000	172,025
Class A (special) (a)	200,000	6,982
Liberty Global, Inc. Class A	42,766	1,010
Liberty Media Holding Corp. - Capital Series A (a)	1,092,766	94,338
News Corp. Class A	3,170,000	60,325
The Walt Disney Co.	84,500	2,505
Time Warner, Inc.	2,801,950	46,568
TiVo, Inc. (a)(d)(e)	8,622,659	71,137
Viacom, Inc. Class B (non-vtg.) (a)	420,988	15,282
		502,033
Multiline Retail - 0.7%
Federated Department Stores, Inc.	300,000	11,394
Kohl's Corp. (a)	725,000	45,320
Target Corp.	2,700,000	130,653
		187,367
Specialty Retail - 1.7%
Bed Bath & Beyond, Inc. (a)	349,200	11,779
Best Buy Co., Inc.	972,500	45,708
Gap, Inc.	57,825	972
Guitar Center, Inc. (a)	644,200	24,415
Home Depot, Inc.	5,876,150	201,493
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc. (d)	3,140,800	$ 84,990
Staples, Inc.	4,870,602	109,881
		479,238
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. (a)	722,200	21,803
NIKE, Inc. Class B	477,000	38,523
Under Armour, Inc. Class A (sub. vtg.) (d)(e)	2,250,952	77,523
		137,849
TOTAL CONSUMER DISCRETIONARY		1,552,246
CONSUMER STAPLES - 11.6%
Beverages - 2.7%
PepsiCo, Inc.	6,806,640	444,337
The Coca-Cola Co.	6,692,500	299,891
		744,228
Food & Staples Retailing - 4.3%
Costco Wholesale Corp.	1,375,800	64,374
CVS Corp.	5,612,780	188,309
Safeway, Inc.	5,225,000	161,609
Sysco Corp.	478,200	15,011
Wal-Mart Stores, Inc.	11,035,300	493,499
Walgreen Co.	4,405,000	217,871
Whole Foods Market, Inc.	945,000	50,671
Wild Oats Markets, Inc. (a)(d)	230,000	3,758
		1,195,102
Food Products - 1.5%
Archer-Daniels-Midland Co.	3,340,000	137,508
Campbell Soup Co.	1,700,000	63,869
Dean Foods Co. (a)	326,280	12,927
General Mills, Inc.	237,800	12,896
Hershey Co.	320,000	17,267
Kellogg Co.	1,425,000	72,248
McCormick & Co., Inc. (non-vtg.)	1,225,000	44,615
TreeHouse Foods, Inc. (a)	360,256	9,187
Wm. Wrigley Jr. Co.	1,025,000	47,581
		418,098
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.9%
Clorox Co. (d)	385,000	$ 23,027
Colgate-Palmolive Co.	2,295,000	137,379
Kimberly-Clark Corp.	881,600	55,982
Procter & Gamble Co.	4,736,183	293,170
		509,558
Personal Products - 0.2%
Avon Products, Inc.	1,940,000	55,697
Tobacco - 1.0%
Altria Group, Inc.	3,235,380	270,251
TOTAL CONSUMER STAPLES		3,192,934
ENERGY - 5.4%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	2,057,500	146,453
Diamond Offshore Drilling, Inc.	827,900	60,006
Schlumberger Ltd. (NY Shares)	929,000	56,948
Weatherford International Ltd. (a)	5,155,240	221,675
		485,082
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	1,570,000	73,649
Apache Corp.	495,000	32,314
ConocoPhillips	1,553,810	98,558
Devon Energy Corp.	2,440,000	152,476
EnCana Corp.	3,145,000	165,032
EOG Resources, Inc.	1,720,000	111,490
Hess Corp.	6,810,000	311,762
Noble Energy, Inc.	850,000	42,007
Sasol Ltd. sponsored ADR	435,000	15,225
		1,002,513
TOTAL ENERGY		1,487,595
FINANCIALS - 4.2%
Capital Markets - 1.8%
Ameriprise Financial, Inc.	8,380,809	383,254
Charles Schwab Corp.	5,651,475	92,176
State Street Corp.	510,000	31,518
		506,948
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 0.9%
Commerce Bancorp, Inc., New Jersey (d)	1,870,000	$ 62,290
Synovus Financial Corp.	1,261,900	36,696
Wells Fargo & Co.	3,890,000	135,178
		234,164
Consumer Finance - 0.3%
American Express Co.	1,487,548	78,156
SLM Corp.	300,000	14,559
		92,715
Diversified Financial Services - 0.7%
Bank of America Corp.	3,540,000	182,204
Citigroup, Inc.	310,197	15,308
		197,512
Insurance - 0.4%
American International Group, Inc.	1,338,750	85,439
Prudential Financial, Inc.	233,000	17,105
		102,544
Thrifts & Mortgage Finance - 0.1%
Fannie Mae	714,300	37,608
TOTAL FINANCIALS		1,171,491
HEALTH CARE - 30.0%
Biotechnology - 11.7%
Acadia Pharmaceuticals, Inc. (a)(e)	2,973,500	25,751
Alexion Pharmaceuticals, Inc. (a)(e)	3,150,341	118,295
Alkermes, Inc. (a)(e)	9,110,790	148,961
Amgen, Inc. (a)	1,477,605	100,374
Amylin Pharmaceuticals, Inc. (a)(d)	3,274,700	148,442
Biogen Idec, Inc. (a)	244,164	10,777
BioMarin Pharmaceutical, Inc. (a)(e)	8,535,793	142,036
Celgene Corp. (a)(e)	32,071,744	1,304,999
CV Therapeutics, Inc. (a)(d)(e)	4,755,200	53,496
DOV Pharmaceutical, Inc. (a)	601,400	571
Genentech, Inc. (a)	865,800	71,446
Genzyme Corp. (a)	215,000	14,239
Gilead Sciences, Inc. (a)	850,000	53,890
Human Genome Sciences, Inc. (a)(e)	12,770,010	143,407
Immunomedics, Inc. (a)(d)(e)	4,987,700	11,222
Medarex, Inc. (a)	3,314,720	35,600
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
MedImmune, Inc. (a)	3,592,800	$ 99,305
Millennium Pharmaceuticals, Inc. (a)	785,000	8,525
Momenta Pharmaceuticals, Inc. (a)(d)(e)	3,116,000	49,451
Myriad Genetics, Inc. (a)	560,000	14,162
PDL BioPharma, Inc. (a)(e)	7,995,450	157,510
Regeneron Pharmaceuticals, Inc. (a)(e)	5,464,300	86,773
Rigel Pharmaceuticals, Inc. (a)(e)	2,095,000	20,782
Seattle Genetics, Inc. (a)(e)	4,973,417	22,977
Sunesis Pharmaceuticals, Inc. (d)(e)	1,790,000	9,505
Threshold Pharmaceuticals, Inc. (a)	383,757	794
Vertex Pharmaceuticals, Inc. (a)(e)	11,016,587	379,521
Zymogenetics, Inc. (a)	281,800	5,450
		3,238,261
Health Care Equipment & Supplies - 2.0%
Alcon, Inc.	245,000	28,859
Becton, Dickinson & Co.	1,250,000	87,125
Boston Scientific Corp. (a)	1,263,000	22,027
Foxhollow Technologies, Inc. (a)(d)	706,300	22,128
Gen-Probe, Inc. (a)(e)	4,187,518	203,555
Hospira, Inc. (a)	511,520	18,737
Medtronic, Inc. (d)	539,964	25,324
Palomar Medical Technologies, Inc. (a)	250,000	9,925
St. Jude Medical, Inc. (a)	834,200	30,373
Thoratec Corp. (a)(e)	5,256,865	77,066
Zimmer Holdings, Inc. (a)	205,970	14,006
		539,125
Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	2,475,000	166,865
HCA, Inc.	470,000	23,180
Healthways, Inc. (a)	755,000	38,973
Laboratory Corp. of America Holdings (a)(d)	960,000	65,683
McKesson Corp.	3,360,000	170,688
Medco Health Solutions, Inc. (a)	1,006,360	63,773
Quest Diagnostics, Inc.	900,000	57,852
UnitedHealth Group, Inc.	2,476,400	128,649
		715,663
Health Care Technology - 1.5%
Cerner Corp. (a)(e)	4,748,520	218,717
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - continued
Emdeon Corp. (a)(e)	13,929,200	$ 165,061
WebMD Health Corp. Class A (d)(e)	545,200	20,151
		403,929
Life Sciences Tools & Services - 3.0%
Affymetrix, Inc. (a)(e)	6,683,890	142,434
Applera Corp.:
- Applied Biosystems Group	530,100	16,248
- Celera Genomics Group (a)	9,319,848	129,732
Caliper Life Sciences, Inc. (a)(d)(e)	1,793,500	9,362
Dionex Corp. (a)	247,200	12,464
Exelixis, Inc. (a)(e)	8,417,400	81,901
Illumina, Inc. (a)	748,324	25,204
Millipore Corp. (a)(e)	4,020,000	258,004
Ventana Medical Systems, Inc. (a)(e)	3,507,141	163,573
		838,922
Pharmaceuticals - 9.2%
Abbott Laboratories	3,525,200	171,677
Allergan, Inc.	1,085,000	124,298
Atherogenics, Inc. (a)(d)	1,655,000	23,170
Barr Pharmaceuticals, Inc. (a)	5,175	292
Bristol-Myers Squibb Co.	1,954,700	42,515
Dr. Reddy's Laboratories Ltd. sponsored ADR (d)	840,000	25,880
Elan Corp. PLC sponsored ADR (a)(d)	38,260,849	632,452
Eli Lilly & Co.	1,580,000	88,369
Forest Laboratories, Inc. (a)	1,105,000	55,228
Johnson & Johnson	6,638,300	429,232
Kos Pharmaceuticals, Inc. (a)	250,000	12,225
Merck & Co., Inc.	3,804,300	154,264
Mylan Laboratories, Inc. (d)	1,865,000	37,897
Pfizer, Inc.	3,051,000	84,086
Sanofi-Aventis sponsored ADR	45,000	2,023
Schering-Plough Corp.	6,027,600	126,278
Sepracor, Inc. (a)(e)	9,135,573	429,463
Teva Pharmaceutical Industries Ltd. sponsored ADR	65,958	2,293
Wyeth	2,310,200	112,507
		2,554,149
TOTAL HEALTH CARE		8,290,049
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 9.0%
Aerospace & Defense - 1.3%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	3,290,000	$ 126,994
Honeywell International, Inc.	1,015,000	39,301
Lockheed Martin Corp.	660,100	54,524
The Boeing Co.	1,965,000	147,179
		367,998
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	1,004,800	70,386
Airlines - 4.2%
AMR Corp.	627,500	12,958
Copa Holdings SA Class A (e)	2,079,400	60,968
Gol Linhas Aereas Inteligentes SA sponsored ADR (d)	145,000	5,062
JetBlue Airways Corp. (a)(d)(e)	17,490,903	179,107
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/08 (a)	3,230,000	31,037
sponsored ADR (a)	10,000	549
Southwest Airlines Co. (d)	25,801,263	446,878
UAL Corp. (a)	2,020,309	50,508
US Airways Group, Inc. (a)(d)(e)	8,614,250	363,952
		1,151,019
Commercial Services & Supplies - 0.0%
Monster Worldwide, Inc. (a)	17,900	729
Electrical Equipment - 0.6%
ABB Ltd. sponsored ADR	10,100,000	134,734
Energy Conversion Devices, Inc. (a)	54,025	1,894
Rockwell Automation, Inc.	290,000	16,350
		152,978
Industrial Conglomerates - 2.1%
3M Co.	1,875,000	134,438
General Electric Co.	13,525,000	460,662
		595,100
Machinery - 0.4%
Caterpillar, Inc.	515,000	34,170
Deere & Co.	74,900	5,850
ITT Industries, Inc.	400,000	19,580
Pall Corp. (d)	2,080,000	56,618
		116,218
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.1%
Norfolk Southern Corp.	380,000	$ 16,237
TOTAL INDUSTRIALS		2,470,665
INFORMATION TECHNOLOGY - 30.3%
Communications Equipment - 4.1%
CIENA Corp. (a)	74,400	294
Cisco Systems, Inc. (a)	9,462,600	208,083
Corning, Inc. (a)	2,063,000	45,881
F5 Networks, Inc. (a)(e)	4,054,723	203,101
Harris Corp.	355,000	15,592
Juniper Networks, Inc. (a)	575,000	8,435
Motorola, Inc.	3,590,000	83,934
QUALCOMM, Inc.	9,483,400	357,240
Research In Motion Ltd. (a)	920,000	75,900
Sonus Networks, Inc. (a)(e)	25,249,570	122,713
		1,121,173
Computers & Peripherals - 6.9%
Apple Computer, Inc. (a)	8,640,000	586,224
Dell, Inc. (a)	3,550,600	80,066
Hewlett-Packard Co.	370,000	13,527
International Business Machines Corp.	49,800	4,032
Lexmark International, Inc. Class A (a)	36,900	2,069
msystems Ltd. (a)(e)	2,800,000	124,264
Network Appliance, Inc. (a)(e)	23,362,208	799,922
Rackable Systems, Inc. (a)	6,700	186
SanDisk Corp. (a)	1,435,000	84,550
Seagate Technology	1,120,000	24,920
Sun Microsystems, Inc. (a)	28,886,500	144,144
Synaptics, Inc. (a)(e)	2,123,512	53,704
		1,917,608
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	870,000	27,979
Color Kinetics, Inc. (a)(d)(e)	1,841,900	30,668
Itron, Inc. (a)	600,000	33,588
RAE Systems, Inc. (a)(d)(e)	3,160,000	9,543
Sunpower Corp. Class A	617,000	19,781
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Trimble Navigation Ltd. (a)	77,500	$ 3,795
Universal Display Corp. (a)(d)(e)	3,107,700	32,973
		158,327
Internet Software & Services - 5.7%
Akamai Technologies, Inc. (a)	2,115,000	82,908
aQuantive, Inc. (a)	865,000	21,452
eBay, Inc. (a)	1,542,200	42,966
Google, Inc. Class A (sub. vtg.) (a)	3,647,448	1,380,661
VeriSign, Inc. (a)	200,000	4,048
Yahoo!, Inc. (a)	1,576,340	45,430
		1,577,465
IT Services - 0.4%
Cognizant Technology Solutions Corp. Class A (a)	1,192,358	83,358
First Data Corp.	680,000	29,220
Hewitt Associates, Inc. Class A (a)	13,800	310
Mastercard, Inc. Class A	100,000	5,590
		118,478
Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc. (a)	130,000	3,249
Altera Corp. (a)	679,400	13,744
Analog Devices, Inc.	424,900	13,019
Applied Materials, Inc.	1,515,400	25,580
ASML Holding NV (NY Shares) (a)	730,000	16,104
Atheros Communications, Inc. (a)(d)(e)	5,161,362	83,975
Atheros Communications, Inc. (a)(e)(f)	1,741,486	28,334
Broadcom Corp. Class A (a)	5,710,000	168,102
Cambridge Display Technologies, Inc. (a)(d)	626,100	3,099
Cirrus Logic, Inc. (a)	3,440,000	25,181
Cree, Inc. (a)(d)(e)	7,705,250	143,472
Cypress Semiconductor Corp. (a)(e)	10,935,000	171,023
FEI Co. (a)(d)(e)	1,743,100	36,187
Freescale Semiconductor, Inc. Class B (a)	2,916,846	90,160
Intel Corp.	8,265,800	161,514
International Rectifier Corp. (a)	246,300	8,694
KLA-Tencor Corp.	510,000	22,394
Linear Technology Corp.	625,800	21,283
Marvell Technology Group Ltd. (a)	6,069,610	106,279
Micron Technology, Inc. (a)	891,800	15,410
MIPS Technologies, Inc. (a)	209,460	1,458
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.	618,204	$ 15,016
NVIDIA Corp. (a)	3,930,000	114,402
Rambus, Inc. (a)	450,000	7,142
Samsung Electronics Co. Ltd.	50,000	33,808
SigmaTel, Inc. (a)	149,968	732
Silicon Image, Inc. (a)	102,901	1,195
Silicon Laboratories, Inc. (a)	115,315	4,067
Spansion, Inc. Class A (d)	4,535,000	77,957
Texas Instruments, Inc.	4,176,000	136,096
Virage Logic Corp. (a)(e)	2,096,790	17,424
Xilinx, Inc.	680,100	15,554
		1,581,654
Software - 6.9%
Adobe Systems, Inc. (a)	2,168,236	70,338
Autodesk, Inc. (a)	100,000	3,476
Cognos, Inc. (a)	345,000	11,219
Fast Search & Transfer ASA (a)(d)	11,139,000	36,473
Microsoft Corp.	18,465,000	474,366
Nintendo Co. Ltd.	1,700,000	348,703
Oracle Corp. (a)	7,195,000	112,602
Red Hat, Inc. (a)(d)(e)	18,999,401	441,546
Salesforce.com, Inc. (a)(d)(e)	11,155,024	384,625
Symantec Corp. (a)	1,340,800	24,993
		1,908,341
TOTAL INFORMATION TECHNOLOGY		8,383,046
MATERIALS - 2.8%
Chemicals - 2.4%
Dow Chemical Co.	125,000	4,766
Minerals Technologies, Inc.	937,600	48,746
Monsanto Co.	11,944,978	566,670
Mosaic Co.	1,270,000	20,625
Potash Corp. of Saskatchewan, Inc.	65,400	6,407
		647,214
Metals & Mining - 0.4%
Barrick Gold Corp.	2,207,500	73,896
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Inco Ltd.	41,000	$ 3,197
Nucor Corp.	810,000	39,585
		116,678
TOTAL MATERIALS		763,892
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. (a)	8,925,000	39,538
Wireless Telecommunication Services - 0.3%
ALLTEL Corp.	395,000	21,413
Sprint Nextel Corp.	3,124,449	52,866
Vodafone Group PLC sponsored ADR	32,952	715
		74,994
TOTAL TELECOMMUNICATION SERVICES		114,532
TOTAL COMMON STOCKS (Cost $23,994,086)		27,426,450
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Perlegen Sciences, Inc. Series D, 8.00% (a)(f)	12,820,512	25,641
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (f)	1,373,363	0
TOTAL PREFERRED STOCKS (Cost $27,437)		25,641
Money Market Funds - 2.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.31% (b)	190,151,134	$ 190,151
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	586,491,290	586,491
TOTAL MONEY MARKET FUNDS (Cost $776,642)		776,642
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $24,798,165)		28,228,733
NET OTHER ASSETS - (2.2)%		(595,998)
NET ASSETS - 100%		$ 27,632,735
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $53,975,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
GeneProt, Inc. Series A	7/7/00	$ 7,437
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,055
Fidelity Securities Lending Cash Central Fund	6,549
Total	$ 10,604
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ -	$ 42,343	$ -	$ -	$ 25,751
Affymetrix, Inc.	314,343	8,460	-	-	142,434
Alexion Pharmaceuticals, Inc.	59,825	2,593	-	-	118,295
Alkermes, Inc.	163,931	1,683	-	-	148,961
AMR Corp.	188,535	-	234,518	-	-
Atherogenics, Inc.	51,790	-	23,531	-	-
Atheros Communications, Inc.	36,967	26,612	-	-	83,975
Atheros Communications, Inc.	16,875	-	-	-	28,334
BioMarin Pharmaceutical, Inc.	39,062	56,195	-	-	142,036
Caliper Life Sciences, Inc.	-	9,892	-	-	9,362
Celgene Corp.	1,033,256	19,322	107,680	-	1,304,999
Cerner Corp.	216,106	9,760	-	-	218,717
Cirrus Logic, Inc.	40,937	5,055	18,666	-	-
Color Kinetics, Inc.	24,155	5,297	-	-	30,668
Copa Holdings SA Class A	-	48,148	-	299	60,968
Cree, Inc.	201,892	4,785	-	-	143,472
CV Therapeutics, Inc.	110,098	3,297	-	-	53,496
Cypress Semiconductor Corp.	197,775	5,865	38,274	-	171,023
DOV Pharmaceutical, Inc.	33,268	363	1,683	-	-
Emdeon Corp.	181,528	-	107,035	-	165,061
Exelixis, Inc.	67,075	1,266	-	-	81,901
F5 Networks, Inc.	203,170	13,343	-	-	203,101
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
FEI Co.	$ 40,880	$ 2,448	$ 8,609	$ -	$ 36,187
Foxhollow Technologies, Inc.	34,192	15,773	16,112	-	-
Gen-Probe, Inc.	145,258	55,047	-	-	203,555
Guitar Center, Inc.	73,129	39,255	75,136	-	-
Human Genome Sciences, Inc.	117,984	42,916	43,425	-	143,407
Immunomedics, Inc.	10,125	-	-	-	11,222
International Rectifier Corp.	126,993	16,759	135,463	-	-
JAMDAT Mobile, Inc.	37,133	-	41,702	-	-
JetBlue Airways Corp.	198,097	16,192	-	-	179,107
msystems Ltd.	-	102,030	-	-	124,264
Millipore Corp.	279,443	95,065	123,300	-	258,004
Minerals Technologies, Inc.	82,099	-	27,585	192	-
Momenta Pharmaceuticals, Inc.	67,085	1,105	-	-	49,451
Network Appliance, Inc.	625,999	115,490	40,281	-	799,922
NMS Communications Corp.	12,189	-	10,511	-	-
Openwave Systems, Inc.	68,682	8,730	50,774	-	-
Palm, Inc.	135,385	-	153,955	-	-
Palomar Medical Technologies, Inc.	54,696	9,792	56,948	-	-
PDL BioPharma, Inc.	-	19,814	16,860	-	157,510
PortalPlayer, Inc.	13,536	70,563	63,116	-	-
Protein Design Labs, Inc.	219,053	-	-	-	-
RAE Systems, Inc.	11,502	-	-	-	9,543
Red Hat, Inc.	432,495	14,666	-	-	441,546
Regeneron Pharmaceuticals, Inc.	60,106	1,369	-	-	86,773
Rigel Pharmaceuticals, Inc.	-	21,417	-	-	20,782
Salesforce.com, Inc.	327,163	29,428	3,469	-	384,625
Seattle Genetics, Inc.	8,400	16,748	-	-	22,977
Sepracor, Inc.	581,995	13,576	80,833	-	429,463
Sonus Networks, Inc.	102,494	1,576	-	-	122,713
Stamps.com, Inc.	22,043	33,878	-	-	44,343
Sunesis Pharmaceuticals, Inc.	4,539	6,223	-	-	9,505
Sunpower Corp. Class A	19,440	12,708	14,617	-	-
Synaptics, Inc.	-	53,377	-	-	53,704
Thoratec Corp.	98,706	12,504	3,385	-	77,066
Threshold Pharmaceuticals, Inc.	26,434	25,446	5,265	-	-
TiVo, Inc.	31,894	29,893	5,496	-	71,137
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Under Armour, Inc. Class A (sub. vtg.)	$ 11,829	$ 81,757	$ 20,792	$ -	$ 77,523
Universal Display Corp.	15,902	23,568	-	-	32,973
US Airways Group, Inc.	216,798	77,887	-	-	363,952
Ventana Medical Systems, Inc.	139,100	-	4,906	-	163,573
Vertex Pharmaceuticals, Inc.	250,091	41,526	-	-	379,521
Virage Logic Corp.	21,995	-	-	-	17,424
WebMD Health Corp. Class A	14,442	-	-	-	20,151
Total	$ 7,919,914	$ 1,372,805	$ 1,533,927	$ 491	$ 7,924,477
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $24,986,767,000. Net unrealized appreciation aggregated $3,241,966,000, of which $5,675,957,000 related to appreciated investment securities and $2,433,991,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Millennium Fund®

August 31, 2006

NMF-QTLY-1006

1.805750.102

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.0%
Automobiles - 0.3%
Toyota Motor Corp. sponsored ADR	66,500	$ 7,205
Distributors - 0.9%
Li & Fung Ltd.	8,677,600	20,642
Hotels, Restaurants & Leisure - 2.3%
Buffalo Wild Wings, Inc. (a)	237,500	8,277
Ctrip.com International Ltd. sponsored ADR	102,000	5,266
Domino's Pizza, Inc.	241,300	5,900
eLong, Inc. sponsored ADR (a)(d)	284,700	3,812
Panera Bread Co. Class A (a)	266,000	13,805
Red Robin Gourmet Burgers, Inc. (a)	207,100	8,742
Services Acquisition Corp. International (a)	410,000	3,788
The Cheesecake Factory, Inc. (a)	161,700	4,025
		53,615
Household Durables - 0.6%
KB Home	89,800	3,840
Ryland Group, Inc.	94,400	4,028
Standard Pacific Corp.	295,800	7,078
		14,946
Internet & Catalog Retail - 0.3%
Coldwater Creek, Inc. (a)	246,400	6,769
Leisure Equipment & Products - 1.0%
MarineMax, Inc. (a)	251,900	5,726
Pool Corp.	475,800	18,114
		23,840
Media - 1.9%
Central European Media Enterprises Ltd. Class A (a)	163,800	10,153
DreamWorks Animation SKG, Inc. Class A (a)	174,000	3,687
Grupo Televisa SA de CV (CPO) sponsored ADR	263,300	5,013
News Corp. Class A	480,200	9,138
The Walt Disney Co.	201,000	5,960
Viacom, Inc. Class B (non-vtg.) (a)	303,200	11,006
		44,957
Multiline Retail - 0.5%
Target Corp.	232,600	11,256
Specialty Retail - 2.9%
Best Buy Co., Inc.	125,800	5,913
Chico's FAS, Inc. (a)	233,900	4,313
Esprit Holdings Ltd.	1,083,000	9,010
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gymboree Corp. (a)	208,800	$ 7,005
Lowe's Companies, Inc.	400,400	10,835
Mothers Work, Inc. (a)	88,293	3,374
OfficeMax, Inc.	128,300	5,328
PETsMART, Inc.	159,700	4,008
Tractor Supply Co. (a)(d)	81,900	3,487
Zumiez, Inc. (a)	641,000	14,288
		67,561
Textiles, Apparel & Luxury Goods - 3.3%
Carter's, Inc. (a)	1,324,800	30,603
Polo Ralph Lauren Corp. Class A	107,800	6,359
Ports Design Ltd.	3,470,500	5,364
Puma AG	41,210	14,294
Under Armour, Inc. Class A (sub. vtg.) (d)	631,000	21,732
		78,352
TOTAL CONSUMER DISCRETIONARY		329,143
CONSUMER STAPLES - 6.7%
Beverages - 2.0%
Diageo PLC sponsored ADR	168,100	12,019
Hansen Natural Corp. (a)	76,800	2,114
InBev SA	164,000	8,516
PepsiCo, Inc.	221,900	14,486
SABMiller PLC	494,100	9,733
		46,868
Food & Staples Retailing - 1.5%
CVS Corp.	174,000	5,838
Kroger Co.	301,700	7,183
United Natural Foods, Inc. (a)	232,800	6,763
Walgreen Co.	317,900	15,723
		35,507
Food Products - 2.4%
Corn Products International, Inc.	131,300	4,530
Green Mountain Coffee Roasters, Inc. (a)	149,827	5,779
Hain Celestial Group, Inc. (a)	220,400	5,190
Kellogg Co.	167,200	8,477
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Lindt & Spruengli AG	359	$ 8,372
Nestle SA (Reg.)	67,947	23,368
		55,716
Household Products - 0.4%
Colgate-Palmolive Co.	151,000	9,039
Personal Products - 0.4%
Avon Products, Inc.	327,400	9,400
TOTAL CONSUMER STAPLES		156,530
ENERGY - 7.6%
Energy Equipment & Services - 1.5%
Atwood Oceanics, Inc. (a)	107,600	4,627
IHC Caland NV	141,400	3,879
Rowan Companies, Inc.	103,900	3,553
Schlumberger Ltd. (NY Shares)	112,100	6,872
Smith International, Inc.	362,500	15,214
Willbros Group, Inc. (a)(d)	78,800	1,406
		35,551
Oil, Gas & Consumable Fuels - 6.1%
Alpha Natural Resources, Inc. (a)	292,800	5,308
Cameco Corp.	508,900	20,829
ConocoPhillips	222,000	14,081
CONSOL Energy, Inc.	165,400	6,032
EnCana Corp.	177,100	9,293
Exxon Mobil Corp.	260,200	17,608
Noble Energy, Inc.	434,500	21,473
Occidental Petroleum Corp.	138,100	7,042
Plains Exploration & Production Co. (a)	326,795	14,382
Quicksilver Resources, Inc. (a)	180,300	6,783
USEC, Inc.	813,300	8,222
Valero Energy Corp.	201,400	11,560
		142,613
TOTAL ENERGY		178,164
FINANCIALS - 18.7%
Capital Markets - 5.2%
E*TRADE Financial Corp.	606,200	14,300
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
GFI Group, Inc. (a)	171,605	$ 7,980
Greenhill & Co., Inc. (d)	130,500	7,181
Investors Financial Services Corp.	320,200	14,844
Janus Capital Group, Inc.	434,300	7,722
KKR Private Equity Investors, L.P. Restricted Depositary Units (f)	448,100	10,123
Lazard Ltd. Class A	353,400	13,306
Legg Mason, Inc.	80,200	7,319
Merrill Lynch & Co., Inc.	78,600	5,779
Morgan Stanley	215,300	14,165
optionsXpress Holdings, Inc.	319,500	8,345
TD Ameritrade Holding Corp.	272,385	4,772
UBS AG (NY Shares)	119,400	6,778
		122,614
Commercial Banks - 5.7%
Bank of China Ltd. (H Shares)	8,840,000	3,831
Bank of the Ozarks, Inc.	43,400	1,385
BOK Financial Corp.	70,400	3,661
Cascade Bancorp	68,900	2,449
Colonial Bancgroup, Inc.	226,100	5,537
Community Bank of Nevada (a)	155,600	5,275
Compass Bancshares, Inc.	259,900	15,074
Erste Bank der Oesterreichischen Sparkassen AG	111,300	6,731
HSBC Holdings PLC sponsored ADR	55,100	5,011
ICICI Bank Ltd. sponsored ADR	516,000	13,772
Nara Bancorp, Inc.	129,398	2,394
PNC Financial Services Group, Inc.	234,700	16,614
Seacoast Banking Corp., Florida	89,800	2,763
Standard Chartered PLC (United Kingdom)	418,500	10,479
Wells Fargo & Co.	729,800	25,361
Western Alliance Bancorp. (a)(d)	173,400	6,400
Zions Bancorp	83,500	6,596
		133,333
Consumer Finance - 0.2%
Capital One Financial Corp.	72,500	5,300
Diversified Financial Services - 2.6%
Bank of America Corp.	240,000	12,353
CBOT Holdings, Inc. Class A (d)	29,600	3,477
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Chicago Mercantile Exchange Holdings, Inc. Class A	40,300	$ 17,732
Moody's Corp.	459,300	28,100
		61,662
Insurance - 3.8%
AFLAC, Inc.	157,800	7,112
American International Group, Inc.	235,100	15,004
Arch Capital Group Ltd.	63,500	3,785
Berkshire Hathaway, Inc. Class A (a)	199	19,123
Everest Re Group Ltd.	116,300	10,930
IPC Holdings Ltd.	182,200	5,092
Montpelier Re Holdings Ltd.	510,500	9,215
The Chubb Corp.	193,100	9,686
XL Capital Ltd. Class A	150,700	9,892
		89,839
Real Estate Investment Trusts - 0.8%
Corporate Office Properties Trust (SBI)	84,900	3,988
Developers Diversified Realty Corp.	71,200	3,852
Equity Residential (SBI)	78,200	3,900
Ventas, Inc.	178,900	7,165
		18,905
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	369,800	8,505
TOTAL FINANCIALS		440,158
HEALTH CARE - 14.1%
Biotechnology - 2.6%
Alnylam Pharmaceuticals, Inc. (a)	138,800	1,807
Amgen, Inc. (a)	54,700	3,716
Amylin Pharmaceuticals, Inc. (a)	86,300	3,912
Biogen Idec, Inc. (a)	156,300	6,899
Celgene Corp. (a)	282,400	11,491
Cephalon, Inc. (a)	73,366	4,183
Genentech, Inc. (a)	58,070	4,792
Gilead Sciences, Inc. (a)	276,200	17,511
Myogen, Inc. (a)	7,059	246
OSI Pharmaceuticals, Inc. (a)	108,600	4,048
Vertex Pharmaceuticals, Inc. (a)	108,500	3,738
		62,343
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc. (a)(d)	291,100	$ 6,992
Becton, Dickinson & Co.	194,100	13,529
Hologic, Inc. (a)	269,752	11,648
IRIS International, Inc. (a)(d)	247,234	2,425
Meridian Bioscience, Inc.	644,230	15,371
ResMed, Inc. (a)	164,300	6,684
		56,649
Health Care Providers & Services - 4.3%
Brookdale Senior Living, Inc.	591,600	28,296
Capital Senior Living Corp. (a)	537,000	5,150
DaVita, Inc. (a)	130,900	7,639
Dialysis Corp. of America (a)	235,854	3,054
Emeritus Corp. (a)	122,458	2,410
Express Scripts, Inc. (a)	72,400	6,087
Health Net, Inc. (a)	169,200	7,074
Healthways, Inc. (a)	164,800	8,507
Humana, Inc. (a)	189,800	11,565
LHC Group, Inc. (a)	538,933	12,934
Manor Care, Inc.	71,200	3,717
Matria Healthcare, Inc. (a)	182,800	4,936
		101,369
Health Care Technology - 0.8%
Cerner Corp. (a)	406,500	18,723
Life Sciences Tools & Services - 2.0%
Affymetrix, Inc. (a)	313,300	6,676
Covance, Inc. (a)	123,500	7,764
Invitrogen Corp. (a)	183,700	11,178
Pharmaceutical Product Development, Inc.	362,000	13,799
PRA International (a)	292,161	7,590
		47,007
Pharmaceuticals - 2.0%
Elan Corp. PLC sponsored ADR (a)	251,200	4,152
Merck & Co., Inc.	442,800	17,956
Novartis AG sponsored ADR	123,700	7,066
Roche Holding AG (participation certificate)	92,971	17,141
		46,315
TOTAL HEALTH CARE		332,406
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 11.6%
Aerospace & Defense - 1.4%
General Dynamics Corp.	206,400	$ 13,942
L-3 Communications Holdings, Inc.	71,800	5,413
Raytheon Co.	107,700	5,085
Rockwell Collins, Inc.	174,300	9,139
		33,579
Air Freight & Logistics - 0.8%
Hub Group, Inc. Class A	367,516	8,563
UTI Worldwide, Inc.	458,800	10,575
		19,138
Commercial Services & Supplies - 2.8%
Allied Waste Industries, Inc.	1,128,700	11,671
Clean Harbors, Inc.	406,200	16,975
Corporate Executive Board Co.	60,200	5,276
Corrections Corp. of America (a)	209,900	13,190
Monster Worldwide, Inc. (a)(d)	190,300	7,753
Waste Management, Inc.	355,100	12,173
		67,038
Construction & Engineering - 2.2%
Chicago Bridge & Iron Co. NV (NY Shares)	440,400	11,895
EMCOR Group, Inc. (a)	77,800	4,313
Fluor Corp.	98,701	8,530
Infrasource Services, Inc. (a)	88,800	1,535
Jacobs Engineering Group, Inc. (a)	77,900	6,784
Quanta Services, Inc. (a)	231,600	4,106
Shaw Group, Inc. (a)	571,200	14,371
		51,534
Electrical Equipment - 1.4%
ABB Ltd. sponsored ADR	728,600	9,720
Carmanah Technologies Corp. (a)	1,173,200	3,099
Evergreen Solar, Inc. (a)	943,359	9,603
SolarWorld AG	110,900	6,563
Ultralife Batteries, Inc. (a)(d)	426,578	4,193
		33,178
Industrial Conglomerates - 0.9%
3M Co.	142,600	10,224
McDermott International, Inc. (a)	215,700	10,397
		20,621
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.9%
Joy Global, Inc.	128,350	$ 5,588
Manitowoc Co., Inc.	126,600	5,596
Trinity Industries, Inc.	156,550	5,223
Valmont Industries, Inc.	76,400	3,985
		20,392
Marine - 0.7%
Alexander & Baldwin, Inc.	172,969	7,586
DryShips, Inc.	267,100	3,785
Kirby Corp. (a)	146,700	4,303
		15,674
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	96,500	6,461
Landstar System, Inc.	142,500	6,085
		12,546
TOTAL INDUSTRIALS		273,700
INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 3.2%
CIENA Corp. (a)	1,396,500	5,516
Cisco Systems, Inc. (a)	761,300	16,741
Corning, Inc. (a)	375,000	8,340
CSR PLC (a)	323,300	7,215
Foundry Networks, Inc. (a)	411,300	5,006
Harris Corp.	86,700	3,808
Juniper Networks, Inc. (a)	507,200	7,441
Lucent Technologies, Inc. (a)	2,264,500	5,276
Motorola, Inc.	501,000	11,713
Nokia Corp. sponsored ADR	251,900	5,260
		76,316
Computers & Peripherals - 0.8%
Intermec, Inc. (a)	443,700	13,293
Sun Microsystems, Inc. (a)	1,199,100	5,984
		19,277
Electronic Equipment & Instruments - 1.8%
Arrow Electronics, Inc. (a)	128,900	3,596
AVX Corp.	310,500	5,157
FLIR Systems, Inc. (a)	199,000	5,512
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,724,400	$ 9,724
LG.Philips LCD Co. Ltd. sponsored ADR (a)	200,600	3,986
Motech Industries, Inc.	364,000	8,974
Wolfson Microelectronics PLC (a)	658,100	5,996
		42,945
Internet Software & Services - 5.8%
aQuantive, Inc. (a)	349,100	8,658
CNET Networks, Inc. (a)	326,600	3,080
eBay, Inc. (a)	1,150,700	32,059
Equinix, Inc. (a)	145,100	8,368
Google, Inc. Class A (sub. vtg.) (a)	181,600	68,738
Yahoo!, Inc. (a)	495,500	14,280
		135,183
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	108,600	7,592
Infosys Technologies Ltd. sponsored ADR	227,200	10,190
		17,782
Office Electronics - 0.2%
Zebra Technologies Corp. Class A (a)	165,600	5,604
Semiconductors & Semiconductor Equipment - 5.8%
Analog Devices, Inc.	111,900	3,429
ARM Holdings PLC sponsored ADR	1,728,200	11,752
ASML Holding NV (NY Shares) (a)	226,600	4,999
Broadcom Corp. Class A (a)	391,100	11,514
Cymer, Inc. (a)	95,200	3,917
Intel Corp.	1,929,400	37,700
KLA-Tencor Corp.	161,100	7,074
Linear Technology Corp.	300,900	10,234
LSI Logic Corp. (a)	866,800	6,978
Marvell Technology Group Ltd. (a)	48,300	846
Maxim Integrated Products, Inc.	325,800	9,481
MEMC Electronic Materials, Inc. (a)	215,300	8,328
National Semiconductor Corp.	524,300	12,735
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	828,600	7,714
		136,701
Software - 2.3%
Activision, Inc. (a)	350,906	4,527
Autodesk, Inc. (a)	350,300	12,176
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Electronic Arts, Inc. (a)	175,000	$ 8,920
Kronos, Inc. (a)	86,300	2,634
Nintendo Co. Ltd.	57,800	11,856
Red Hat, Inc. (a)	245,300	5,701
Salesforce.com, Inc. (a)	212,500	7,327
		53,141
TOTAL INFORMATION TECHNOLOGY		486,949
MATERIALS - 2.3%
Chemicals - 0.9%
Cytec Industries, Inc.	95,200	5,079
Potash Corp. of Saskatchewan, Inc.	98,500	9,650
Praxair, Inc.	125,100	7,182
		21,911
Metals & Mining - 1.3%
Agnico-Eagle Mines Ltd.	108,800	4,132
ASA Bermuda Ltd.	80,200	4,991
Carpenter Technology Corp.	35,500	3,402
Mittal Steel Co. NV Class A (NY Shares)	284,200	9,734
Oregon Steel Mills, Inc. (a)	49,400	2,380
Steel Dynamics, Inc.	117,500	6,203
		30,842
Paper & Forest Products - 0.1%
Stella-Jones, Inc.	137,100	2,506
TOTAL MATERIALS		55,259
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.3%
Qwest Communications International, Inc. (a)	911,400	8,029
Wireless Telecommunication Services - 1.1%
America Movil SA de CV Series L sponsored ADR	107,000	3,992
American Tower Corp. Class A (a)	288,500	10,346
China Mobile (Hong Kong) Ltd. sponsored ADR	213,100	7,098
Leap Wireless International, Inc. (a)	99,082	4,584
		26,020
TOTAL TELECOMMUNICATION SERVICES		34,049
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.1%
Electric Utilities - 0.4%
Exelon Corp.	154,700	$ 9,434
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	389,800	8,279
Multi-Utilities - 0.3%
Suez SA sponsored ADR	166,600	7,167
TOTAL UTILITIES		24,880
TOTAL COMMON STOCKS (Cost $2,079,780)		2,311,238
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	18,500	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $278)		0
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 5.31% (b)	10,249,988	10,250
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	27,974,550	27,975
TOTAL MONEY MARKET FUNDS (Cost $38,225)		38,225
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 5.25%, dated 8/31/06 due 9/1/06) (Cost $7,136)	$ 7,137	7,136
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,125,419)		2,356,599
NET OTHER ASSETS - (0.1)%		(2,672)
NET ASSETS - 100%		$ 2,353,927
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
$
Chorum Technologies, Inc. Series E	9/19/00	$ 278

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,123,000 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,782
Fidelity Securities Lending Cash Central Fund	2,173
Total	$ 4,955
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,140,199,000. Net unrealized appreciation aggregated $216,400,000, of which $287,785,000 related to appreciated investment securities and $71,385,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 25, 2006